Related Party Transactions and Balances (Details)				1 Months Ended		2 Months Ended	6 Months Ended
	Feb. 03, 2019 USD ($)	Jul. 01, 2018 USD ($)	Jul. 01, 2018 CNY (¥)	May 20, 2019 USD ($)	Apr. 18, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Net principal and interest							$ 33,000
HLI [Member]
Annual rental		$ 84,447
Rental payments							0	$ 39,091
Term of lease		1 year	1 year
Outstanding rental payable						$ 75,834	74,776
Borrowed amount								942,500
Loan amount							918,450	737,040
Repayment of the loan and related interest								0
HLI [Member] | RMB Member
Annual rental | ¥			¥ 580,788
Digital Grid [Member]
Loans of principal amounts	$ 60,000				$ 25,000			4,345
Term of loans	Term of 12 months			Term of 12 months	Term of 12 months	Term of 12 months
Borrowed amount				$ 90,000		$ 28,000
Mr. Ping Chen [Member]
Borrowed amount								842,609
Interest expense							$ 1,077,753